SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE

The following table represents the classes of dilutive securities as of March 31, 2023, and 2022:

	March 31, 2023	March 31, 2022
Common stock to be issued	727,281	627,281
Stock options	2,670,000	1,900,000
Warrants to purchase common stock	—	4,060,000
	3,397,281	6,587,281

	December 31, 2022	December 31, 2021
Common stock to be issued	727,281	11,067,281
Stock options	2,670,000	1,900,000
Warrants to purchase common stock	—	4,060,000
	3,397,281	17,027,281